Interest in a Joint Venture (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Interests In Joint Arrangements Text Block Abstract
Schedule of summarised financial information
	30 June 2022	30 June 2021
	A$	A$
Current assets	1,803	19,367
Non-current assets		2,319
Current liabilities	(500,815)	(787,736)
Non-current liabilities	(2,000,000)	(1,032,657)
Equity	(2,499,012)	(1,798,707)
Company’s carrying amount of the investment	-	-

Revenue	269,203	413,299
Expenses	(537,009)	(2,018,992)
Loss for the year	(267,806)	(1,605,693)
Company’s share of the loss (i)	-	-

Carrying value of the BCT investment
Investment brought to account at cost	680	680
Share of the joint venture’s loss 1.	(680)	(680)
Closing carrying value of the investment	-	-